Income Taxes - Schedule of Movement of Valuation Allowance (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Beginning balance	¥ 985,439,953	¥ 326,336,233	¥ 27,776,443
Current year additions	100,629,055	665,361,186	298,559,790
Current year reversals	(29,815,665)	(6,257,466)
Ending balance	¥ 1,056,253,343	¥ 985,439,953	¥ 326,336,233